Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary equity, shares authorized	80,000	80,000	80,000
Temporary equity, par value	$ 0.001	$ 0.001	$ 0.001
Temporary equity, stated value	$ 10.00	$ 10.00	$ 10.00
Temporary equity, shares issued	22,200	5,300	0
Temporary equity, shares outstanding	22,200	5,300	0
Preferred stock, shares authorized	337,500	337,500	337,500
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,800,000,000	1,800,000,000	1,800,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	1,442,053,442	1,044,012,947	9,692,065
Common stock, shares outstanding	1,442,053,442	1,044,012,947	9,692,065
Series A Preferred Stock [Member]
Preferred stock, shares authorized	150,000	150,000	150,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	150,000	150,000	1,334
Preferred stock, shares outstanding	150,000	150,000	1,334